BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
BORROWINGS
Schedule of borrowings and thier securities

	As of December 31,
	2020	2021
	RMB	RMB	US$
Short-term bank borrowings	34,000	—	—
Long-term bank borrowings, current portion	68,500	230,805	36,218
Other long-term borrowings, current portion	111,828	153,353	24,065
	214,328	384,158	60,283
Long-term bank borrowings, non-current portion	605,119	1,891,797	296,864
Other long-term borrowings, non-current portion	281,877	323,218	50,720
Total borrowings	1,101,324	2,599,173	407,867

Borrowings as of December 31, 2020 and 2021 were secured by the following:

December 31, 2020

Short-term bank borrowings	Secured by
(RMB)
34,000	Unsecured borrowings.

Long-term borrowings (including current portion)	Secured by
(RMB)
404,781	Secured by subsidiary’s property and equipment and land-use right with net book value of RMB505,004 and RMB40,034, respectively (Note 8/Note 10).
271,861	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB130,369 and RMB100,966, respectively (Note 8/Note 10), and a subsidiary’s stock.
190,682	Unsecured borrowing.
100,000	Secured by a subsidiary’s stock and the restricted cash of RMB104,400.
100,000	Secured by a subsidiary’s stock.
1,067,324

December 31, 2021

Long-term borrowings (including current portion)	Secured by
(RMB)
1,334,065	Secured by a subsidiary’s stock.
416,967	Secured by a subsidiary’s land-use right with net book value of RMB24,460 (US$3,838) (Note 10).
267,171	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB124,214 (US$19,492) and RMB96,201 (US$15,096), respectively (Note 8/Note 10), and a subsidiary’s stock.
212,302	Secured by a subsidiary’s property and equipment with net book value of RMB262,740 (US$41,230) (Note 8), and a subsidiary’s stock.
40,500	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB188,553 (US$29,588) and RMB15,160 (US$2,379), respectively (Note 8/Note 10).
328,168	Unsecured borrowing.
2,599,173